Net loss per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Summary of pertinent data relating to computation of basic and diluted net loss per share

The following table sets forth pertinent data relating to the computation of basic and diluted net loss per share attributable to common shareholders.

	Years ended December 31,
	2024	2023	2022
	$	$	$
Net (loss) income	(15,309)	(3,485)	3,448
Basic weighted-average number of shares outstanding	2,581,308	1,847,233	1,839,896
Dilutive weighted-average number of shares outstanding	2,581,308	1,847,233	1,854,537

Basic (loss) income per share	(5.93)	(1.89)	1.87
Dilutive (loss) income per share	(5.93)	(1.89)	1.86

Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Stock options and DSUs	140,774	74,371	30,727
Share purchase warrants	668,138	-	-